Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2022	2023
	(in US$ thousands)
Accrued salary and social welfare costs	$20,103	$15,808
Payable for construction cost	1,184	7,098
Liability classified awards for share-based compensation (Note 19)	4,560	3,400
Payables for acquisition (Note 3)	4,603	2,593
Accrued professional service fees	1,663	906
Accrued advertising and marketing fees	470	633
Accrued staff reimbursements	386	371
Share option deposit held on behalf of employees	124	140
Accrued office expense	308	131
Payables for interest	—	11
Advance payment received from disposal of business (Note 17)	7,000	—
Payables for compensation costs in relation to an acquisition	3,500	—
Deposit related to disposal of business (Note 17)	1,000	—
Others	2,110	1,689
Accrued expenses and other current liabilities	$47,011	$32,780